Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Feb. 05, 2021 USD ($) $ / shares shares	Apr. 01, 2019	May 01, 2018	Dec. 31, 2023 CNY (¥) Customer Segment shares	Dec. 31, 2023 USD ($) Customer Segment	Dec. 31, 2022 CNY (¥) Customer shares	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 29, 2023 Rate
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB | Rate									709.99%
Goodwill				¥ 3,941,820,000		¥ 3,941,820,000		$ 555,194,000
Goodwill, impairment loss | ¥				0		0	¥ 0
Deferred revenue, revenue recognized				¥ 1,147,130,000	$ 161,570,000
Revenue, practical expedient, incremental cost of obtaining contract				true	true
Advertising expenditures				¥ 1,429,060,000.00	$ 201,280,000	1,397,960,000	1,341,620,000
Number of operating segment | Segment				1	1
Total expenses for employee benefits				¥ 435,450,000	$ 61,340,000	¥ 432,060,000.00	¥ 418,520,000
Foreign currency exchange rate appreciation (depreciation)				(2.90%)	(2.90%)	(7.60%)	2.40%
Weighted Average Remaining Lease Term				1 year 11 months 1 day		1 year 8 months 12 days		1 year 11 months 1 day
Weighted average discount rate				5.75%		6.71%		5.75%
Operating leases, rental expenses				¥ 157,530,000	$ 22,190,000	¥ 151,780,000	¥ 138,010,000.00
Common stock shares value				¥ 8,599,000		¥ 8,550,000		$ 1,211,000
Common stock shares authorised | shares				400,000,000,000		400,000,000,000		400,000,000,000
Common stock shares par value per share | $ / shares								$ 0.0025
Gain loss on short term investment				¥ 23,250,000	3,270,000	¥ 73,260,000	164,070,000.00
Finance lease liability | ¥				0		0
ADR [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock shares value | $	$ 1,000,000,000
Common stock shares authorised | shares	400,000,000,000
Common stock shares par value per share | $ / shares	$ 0.0025
Stock holders equity note stock split	one ADS representing four ordinary shares
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants				27,180,000	3,830,000	56,410,000	51,690,000
Vat Refunds				233,920,000	$ 32,950,000	223,930,000	¥ 231,450,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits				¥ 23,680,500,000		¥ 22,095,070,000.00		$ 3,335,330,000
Credit Concentration Risk [Member] | Financial Institution One [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				23.80%	23.80%
Credit Concentration Risk [Member] | Financial Institution Two [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				20.30%	20.30%
Credit Concentration Risk [Member] | Financial Institution Three [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				15.70%	15.70%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer				1	1	0
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer				0	0	0	0
Customer Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate				10.00%	10.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate				13.00%	13.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate after refund		3.00%	3.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		13.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate after refund				3.00%	3.00%